STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Stock Based Compensation Expenses For Stock Options And Warrants Issued [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2013 and 2012 is as follows (in thousands):

	2013	2012
Stock-based compensation expense for employees and non-employee directors	$1,140	$322
Equity awards for nonemployees issued for services	114	191
Total stock-based compensation expense	$1,254	$513

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2013	6,050,623	$1.82
Granted	2,499,472	$1.31
Exercised	—	—
Forfeited	(125,000)	$1.50
Outstanding at September 30, 2014	8,425,095	$1.68	4.1	$103

Exercisable at September 30, 2014	8,178,045	$1.70	4.0	$97

The following table summarizes stock option activity under the Plans:

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual term	value (in
	shares	price	(in years)	thousands)
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—

Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,515,995	$2.02
Exercised	–	$–
Forfeited	(140,000)	$2.80
Outstanding at December 31, 2013	6,050,623	$1.82	4.0	$272

Exercisable at December 31, 2013	5,952,726	$1.83	4.0	$269

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued during the nine months ended September 30, 2014 and 2013:
	Nine months ended September 30,
	2014	2013
Volatility	55.6%	58.7%
Expected term (years)	3.3	3.9
Risk-free interest rate	0.6%	0.7%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Volatility	58.8%	71.9%
Expected term (years)	3.7	2.8
Risk-free interest rate	0.6%	0.3%
Dividend yield	None	None